UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage Small Cap Growth Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2026
Date of reporting period:
03/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock Advantage Small Cap Growth Fund

Institutional Shares | PSGIX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$668,280,579
Number of Portfolio Holdings	609
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	24.3%
Health Care	23.0%
Information Technology	21.0%
Financials	10.1%
Consumer Discretionary	7.5%
Materials	3.9%
Energy	3.8%
Consumer Staples	2.0%
Communication Services	1.9%
Utilities	0.8%
Real Estate	0.7%
Short-Term Securities	5.3%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Institutional Shares | PSGIX
Semi-Annual Shareholder Report — March 31, 2026
PSGIX-03/26-SAR

BlackRock Advantage Small Cap Growth Fund

Investor A Shares | CSGEX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.75%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$668,280,579
Number of Portfolio Holdings	609
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	24.3%
Health Care	23.0%
Information Technology	21.0%
Financials	10.1%
Consumer Discretionary	7.5%
Materials	3.9%
Energy	3.8%
Consumer Staples	2.0%
Communication Services	1.9%
Utilities	0.8%
Real Estate	0.7%
Short-Term Securities	5.3%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Investor A Shares | CSGEX
Semi-Annual Shareholder Report — March 31, 2026
CSGEX-03/26-SAR

BlackRock Advantage Small Cap Growth Fund

Class K Shares | PSGKX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$22	0.45%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$668,280,579
Number of Portfolio Holdings	609
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	24.3%
Health Care	23.0%
Information Technology	21.0%
Financials	10.1%
Consumer Discretionary	7.5%
Materials	3.9%
Energy	3.8%
Consumer Staples	2.0%
Communication Services	1.9%
Utilities	0.8%
Real Estate	0.7%
Short-Term Securities	5.3%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Class K Shares | PSGKX
Semi-Annual Shareholder Report — March 31, 2026
PSGKX-03/26-SAR

BlackRock Advantage Small Cap Growth Fund

Class R Shares | BSGRX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	1.00%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$668,280,579
Number of Portfolio Holdings	609
Portfolio Turnover Rate	60%
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	24.3%
Health Care	23.0%
Information Technology	21.0%
Financials	10.1%
Consumer Discretionary	7.5%
Materials	3.9%
Energy	3.8%
Consumer Staples	2.0%
Communication Services	1.9%
Utilities	0.8%
Real Estate	0.7%
Short-Term Securities	5.3%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Class R Shares | BSGRX
Semi-Annual Shareholder Report — March 31, 2026
BSGRX-03/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

March 31, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
●BlackRock Advantage Small Cap Growth Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Derivative Financial Instruments

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
AeroVironment, Inc.(a)	18,160	$ 3,324,188
Archer Aviation, Inc., Class A(a)	249,656	1,290,722
Astronics Corp.(a)	11,503	767,595
Carpenter Technology Corp.	2,433	958,967
Firefly Aerospace, Inc.(a)(b)	19,262	548,389
Huntington Ingalls Industries, Inc.	746	283,405
Kratos Defense & Security Solutions, Inc.(a)	88,625	6,248,949
Leonardo DRS, Inc.	13,162	585,972
Moog, Inc., Class A	15,461	4,524,507
Red Cat Holdings, Inc.(a)	23,939	313,362
Redwire Corp.(a)	46,277	393,354
VSE Corp.	5,517	1,017,335
		20,256,745
Air Freight & Logistics — 0.0%
Forward Air Corp.(a)	17,588	293,895
Automobile Components — 0.4%
BorgWarner, Inc.	25,873	1,403,869
Dorman Products, Inc.(a)	9,054	944,875
QuantumScape Corp., Class A(a)(b)	50,749	323,779
Stoneridge, Inc.(a)	52,329	252,749
		2,925,272
Banks — 2.7%
Amalgamated Financial Corp.	21,063	818,719
Ameris Bancorp	8,814	687,404
Axos Financial, Inc.(a)	2,424	206,258
Bancorp, Inc. (The)(a)	8,172	439,082
Bank of Hawaii Corp.	13,650	1,013,513
Bank7 Corp.	23,560	939,573
Bankwell Financial Group, Inc.	9,416	456,864
Community West Bancshares	21,488	500,670
Cullen/Frost Bankers, Inc.	12,167	1,667,852
First Business Financial Services, Inc.	9,841	530,725
First Financial Corp.	7,470	472,104
First Internet Bancorp	15,668	319,314
First Mid Bancshares, Inc.	8,163	336,234
FNB Corp.	35,914	600,482
Greene County Bancorp, Inc.	27,005	605,182
Horizon Bancorp, Inc.	10,300	170,671
Investar Holding Corp.	13,411	365,718
LINKBANCORP, Inc.	19,049	158,869
Live Oak Bancshares, Inc.	9,656	319,324
Nicolet Bankshares, Inc.	4,572	679,491
Old National Bancorp	30,606	676,393
Orange County Bancorp, Inc.	69,334	2,217,301
Park National Corp.	4,703	768,705
Pinnacle Financial Partners, Inc.	1,946	167,628
Southern Missouri Bancorp, Inc.	11,180	714,849
UMB Financial Corp.	5,572	628,466
USCB Financial Holdings, Inc., Class A	43,810	812,237
Western Alliance Bancorp	12,329	873,510
		18,147,138
Beverages — 0.2%
National Beverage Corp.(a)	17,457	587,428
Vita Coco Co., Inc. (The)(a)	15,589	746,869
		1,334,297
Biotechnology — 12.4%
ACADIA Pharmaceuticals, Inc.(a)	90,376	2,011,770
ADMA Biologics, Inc.(a)	120,988	1,090,102
Agios Pharmaceuticals, Inc.(a)	16,533	559,311
Security	Shares	Value
Biotechnology (continued)
Alector, Inc.(a)	95,036	$ 204,327
Alkermes PLC(a)	56,611	2,001,765
Altimmune, Inc.(a)(b)	182,444	561,928
Amicus Therapeutics, Inc.(a)	85,933	1,242,591
AnaptysBio, Inc.(a)	6,112	338,972
Apogee Therapeutics, Inc.(a)	11,466	965,093
Arcus Biosciences, Inc.(a)	29,965	647,244
Arcutis Biotherapeutics, Inc.(a)	47,290	1,114,152
Ardelyx, Inc.(a)	204,920	1,227,471
ArriVent Biopharma, Inc.(a)(b)	8,838	203,893
Arrowhead Pharmaceuticals, Inc.(a)	60,040	3,764,508
Atrium Therapeutics, Inc.(a)	3,801	50,819
Aurinia Pharmaceuticals, Inc.(a)	30,804	456,515
Beam Therapeutics, Inc.(a)(b)	39,224	934,708
BioCryst Pharmaceuticals, Inc.(a)	164,848	1,569,353
Biohaven Ltd.(a)	92,795	785,046
Bridgebio Pharma, Inc.(a)	61,086	4,536,246
Capricor Therapeutics, Inc.(a)	17,535	533,064
CareDx, Inc.(a)	9,696	168,323
Caris Life Sciences, Inc.(a)	38,199	682,998
Catalyst Pharmaceuticals, Inc.(a)	59,600	1,475,696
Celcuity, Inc.(a)	11,426	1,304,164
CG oncology, Inc.(a)	16,046	1,085,993
Cogent Biosciences, Inc.(a)	43,970	1,692,405
Coherus Oncology, Inc.(a)	156,142	263,880
Corvus Pharmaceuticals, Inc.(a)	31,697	463,727
Day One Biopharmaceuticals, Inc.(a)	2,650	56,816
Disc Medicine, Inc.(a)	2,041	130,502
Dyne Therapeutics, Inc.(a)	15,024	272,385
Editas Medicine, Inc.(a)	188,660	465,990
Exelixis, Inc.(a)	6,155	263,988
Fate Therapeutics, Inc.(a)	138,986	166,783
Ideaya Biosciences, Inc.(a)	19,586	652,605
ImmunityBio, Inc.(a)(b)	73,266	561,950
Immunome, Inc.(a)	27,593	603,459
Immunovant, Inc.(a)	8,253	205,005
Incyte Corp.(a)	5,051	475,400
Inhibrx Biosciences, Inc.(a)	1	67
Intellia Therapeutics, Inc.(a)	34,138	437,649
Iovance Biotherapeutics, Inc.(a)	75,624	265,440
Ironwood Pharmaceuticals, Inc., Class A(a)	96,066	337,192
Janux Therapeutics, Inc.(a)	60,261	837,628
Krystal Biotech, Inc., Class A3(a)	8,357	2,158,780
Kura Oncology, Inc.(a)	92,152	749,196
Kymera Therapeutics, Inc.(a)	18,617	1,550,610
Madrigal Pharmaceuticals, Inc.(a)	8,756	4,583,503
MannKind Corp.(a)	194,061	475,449
MeiraGTx Holdings PLC(a)	67,656	585,901
MiMedx Group, Inc.(a)	170,968	675,324
Mineralys Therapeutics, Inc.(a)	16,606	449,857
Mirum Pharmaceuticals, Inc.(a)	19,047	1,759,562
Natera, Inc.(a)	2,826	565,172
Novavax, Inc.(a)(b)	37,722	307,057
Nuvalent, Inc., Class A(a)	15,377	1,575,374
Praxis Precision Medicines, Inc.(a)	759	244,542
Precigen, Inc.(a)(b)	60,765	235,161
Protagonist Therapeutics, Inc.(a)	19,159	2,019,359
Prothena Corp. PLC(a)	80,347	780,973
PTC Therapeutics, Inc.(a)	28,356	1,931,894
Recursion Pharmaceuticals, Inc., Class A(a)	283,473	870,262
REGENXBIO, Inc.(a)	58,470	489,979
Rhythm Pharmaceuticals, Inc.(a)	20,587	1,790,451
42026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Rigel Pharmaceuticals, Inc.(a)	19,018	$ 514,247
Sarepta Therapeutics, Inc.(a)	27,912	607,365
Scholar Rock Holding Corp.(a)	28,383	1,395,308
Soleno Therapeutics, Inc.(a)	11,935	399,584
Solid Biosciences, Inc.(a)(b)	45,777	329,594
Spyre Therapeutics, Inc.(a)	14,235	718,013
Stoke Therapeutics, Inc.(a)	8,460	275,458
Syndax Pharmaceuticals, Inc.(a)	61,978	1,447,806
Taysha Gene Therapies, Inc.(a)	90,831	406,015
TG Therapeutics, Inc.(a)	87,249	2,898,412
Travere Therapeutics, Inc.(a)	30,042	892,548
Twist Bioscience Corp.(a)(b)	24,667	1,172,176
Ultragenyx Pharmaceutical, Inc.(a)	36,804	771,044
UroGen Pharma Ltd.(a)	17,657	317,473
Vanda Pharmaceuticals, Inc.(a)	71,707	495,495
Vera Therapeutics, Inc., Class A(a)	22,307	897,411
Veracyte, Inc.(a)	48,687	1,568,208
Verastem, Inc.(a)	89,090	472,177
Vericel Corp.(a)	21,754	699,826
Viking Therapeutics, Inc.(a)(b)	19,665	639,899
Viridian Therapeutics, Inc.(a)	20,040	391,982
Voyager Therapeutics, Inc.(a)	69,104	266,741
Xencor, Inc.(a)	62,713	756,319
Xenon Pharmaceuticals, Inc.(a)	26,967	1,568,131
Zymeworks, Inc.(a)	53,174	1,331,477
		82,700,038
Broadline Retail — 0.2%
Dillard’s, Inc., Class A	376	215,113
Macy’s, Inc.	47,075	851,587
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,776	347,543
		1,414,243
Building Products — 1.8%
Advanced Drainage Systems, Inc.	3,045	417,561
AZZ, Inc.	13,473	1,685,876
CSW Industrials, Inc.	1,522	396,603
Modine Manufacturing Co.(a)	22,501	4,876,192
Owens Corning	10,785	1,167,152
Resideo Technologies, Inc.(a)	5,686	191,675
Zurn Elkay Water Solutions Corp.	71,345	3,199,110
		11,934,169
Capital Markets — 2.9%
Acadian Asset Management, Inc.	12,932	703,759
BGC Group, Inc., Class A	148,736	1,454,638
Evercore, Inc., Class A	3,778	1,127,771
GCM Grosvenor, Inc., Class A	111,849	1,096,120
Hamilton Lane, Inc., Class A	3,087	306,848
Jefferies Financial Group, Inc.	26,322	1,086,309
Marex Group PLC	22,366	997,076
Miami International Holdings, Inc.(a)	14,493	564,068
Piper Sandler Cos.	27,874	2,133,755
PJT Partners, Inc., Class A	8,396	1,173,089
SEI Investments Co.	24,400	1,914,668
Silvercrest Asset Management Group, Inc., Class A	15,492	208,213
StepStone Group, Inc., Class A	53,537	2,554,786
StoneX Group, Inc.(a)	42,797	3,451,578
Virtu Financial, Inc., Class A	12,483	549,002
Webull Corp., Class A(a)	37,768	181,286
		19,502,966
Chemicals — 0.5%
FMC Corp.	13,314	229,267
Huntsman Corp.	19,208	255,658
Security	Shares	Value
Chemicals (continued)
Innospec, Inc.	4,835	$ 353,052
Mativ Holdings, Inc.	55,745	484,981
Mosaic Co. (The)	16,762	427,431
NewMarket Corp.	769	492,891
PureCycle Technologies, Inc.(a)(b)	33,753	175,178
Sensient Technologies Corp.	6,627	572,838
Solstice Advanced Materials, Inc.	2,520	191,923
		3,183,219
Commercial Services & Supplies — 0.8%
ACV Auctions, Inc., Class A(a)	73,174	310,258
Brink’s Co. (The)	21,805	2,259,652
Casella Waste Systems, Inc., Class A(a)	7,129	565,615
GEO Group, Inc. (The)(a)	60,013	1,008,818
Healthcare Services Group, Inc.(a)	18,120	336,126
Tetra Tech, Inc.	28,047	844,776
		5,325,245
Communications Equipment — 2.0%
ADTRAN Holdings, Inc.(a)	45,845	576,730
Applied Optoelectronics, Inc.(a)	27,045	2,287,737
Calix, Inc.(a)	38,792	1,900,420
Ciena Corp.(a)	2,350	912,341
Extreme Networks, Inc.(a)	72,073	1,086,861
Harmonic, Inc.(a)	88,340	793,293
Lumentum Holdings, Inc.(a)	1,674	1,176,420
NETGEAR, Inc.(a)	24,862	542,986
Viavi Solutions, Inc.(a)	93,369	3,107,320
Vistance Networks, Inc.(a)	53,959	982,054
		13,366,162
Construction & Engineering — 4.8%
AECOM	4,731	401,283
Argan, Inc.	5,934	3,231,953
Centuri Holdings, Inc.(a)	45,531	1,329,961
Comfort Systems U.S.A., Inc.	2,956	4,076,294
Construction Partners, Inc., Class A(a)	16,167	1,796,477
Dycom Industries, Inc.(a)	17,835	6,042,855
Fluor Corp.(a)	35,327	1,648,005
Granite Construction, Inc.	6,722	805,833
IES Holdings, Inc.(a)(b)	3,801	1,811,062
MasTec, Inc.(a)	2,507	806,602
MYR Group, Inc.(a)	7,806	2,203,790
Primoris Services Corp.	13,917	1,990,688
Sterling Infrastructure, Inc.(a)	12,377	5,040,781
Tutor Perini Corp.	8,540	659,203
		31,844,787
Construction Materials — 0.3%
Knife River Corp.(a)	16,374	1,336,937
United States Lime & Minerals, Inc.	5,978	780,787
		2,117,724
Consumer Finance — 1.6%
Ally Financial, Inc.	13,125	514,894
Dave, Inc., Class A(a)	3,179	553,432
Enova International, Inc.(a)	20,809	2,826,486
EZCORP, Inc., Class A, NVS(a)	20,447	518,945
FirstCash Holdings, Inc.	10,200	1,917,600
LendingTree, Inc.(a)	12,176	522,107
OneMain Holdings, Inc.	36,800	1,968,432
PRA Group, Inc.(a)	32,870	575,225
Upstart Holdings, Inc.(a)(b)	61,037	1,565,599
		10,962,720
Schedule of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc. (The)	11,517	$ 826,690
BJ’s Wholesale Club Holdings, Inc.(a)	13,046	1,283,987
Chefs’ Warehouse, Inc. (The)(a)	35,278	2,097,277
PriceSmart, Inc.	23,676	3,563,238
Sprouts Farmers Market, Inc.(a)	11,067	853,598
United Natural Foods, Inc.(a)	14,042	632,733
		9,257,523
Containers & Packaging — 0.0%
Crown Holdings, Inc.	3,106	311,377
Distributors — 0.1%
LKQ Corp.	14,387	422,546
Diversified Consumer Services — 1.2%
Coursera, Inc.(a)	115,625	672,937
Covista, Inc.(a)	17,957	2,069,544
Duolingo, Inc., Class A(a)	2,729	268,998
Frontdoor, Inc.(a)	28,271	1,494,405
Laureate Education, Inc., Class A(a)	34,465	1,200,761
Lincoln Educational Services Corp.(a)	6,289	255,836
Stride, Inc.(a)	15,827	1,395,467
Udemy, Inc.(a)	42,379	195,791
Universal Technical Institute, Inc.(a)	17,707	639,223
		8,192,962
Diversified Telecommunication Services — 0.7%
Globalstar, Inc.(a)	16,831	1,117,915
IDT Corp., Class B	19,432	954,111
Lumen Technologies, Inc.(a)	383,092	2,662,490
		4,734,516
Electric Utilities — 0.1%
Portland General Electric Co.	10,850	572,554
Electrical Equipment — 4.5%
Acuity, Inc.	856	239,868
American Superconductor Corp.(a)	28,715	972,003
Amprius Technologies, Inc.(a)	32,219	543,212
Bloom Energy Corp., Class A(a)	101,685	13,777,301
EnerSys	9,944	1,727,472
Enovix Corp.(a)(b)	81,048	419,829
Eos Energy Enterprises, Inc., Class A(a)(b)	137,568	682,337
Fluence Energy, Inc., Class A(a)	23,228	319,617
Forgent Power Solutions, Inc.(a)	43,834	1,283,021
Nextpower, Inc., Class A(a)	46,876	5,650,902
NuScale Power Corp., Class A(a)	96,390	1,044,868
Powell Industries, Inc.	2,939	1,590,234
Shoals Technologies Group, Inc., Class A(a)	24,704	162,552
Vicor Corp.(a)	11,532	1,856,652
		30,269,868
Electronic Equipment, Instruments & Components — 5.6%
Advanced Energy Industries, Inc.	27,032	8,723,497
Arlo Technologies, Inc.(a)	53,330	758,886
Avnet, Inc.	22,529	1,388,237
Badger Meter, Inc.	7,983	1,216,210
Belden, Inc.	9,855	1,131,650
Cognex Corp.	20,572	1,007,822
Evolv Technologies Holdings, Inc., Class A(a)	43,659	264,137
Fabrinet(a)(b)	17,153	8,945,632
Insight Enterprises, Inc.(a)	4,785	320,643
IPG Photonics Corp.(a)	6,674	764,774
Littelfuse, Inc.	643	218,202
Mirion Technologies, Inc., Class A(a)	79,133	1,471,082
Napco Security Technologies, Inc.	11,348	446,998
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.(a)	13,890	$ 1,640,548
OSI Systems, Inc.(a)	7,433	1,973,536
Ouster, Inc.(a)	34,657	636,649
Plexus Corp.(a)	14,888	3,015,415
Sanmina Corp.(a)	20,775	2,693,271
TTM Technologies, Inc.(a)	9,654	940,493
		37,557,682
Energy Equipment & Services — 2.0%
Archrock, Inc.	106,618	3,710,306
Cactus, Inc., Class A	11,084	525,049
Kodiak Gas Services, Inc.	19,384	1,130,475
NOV, Inc.	10,495	197,411
Oceaneering International, Inc.(a)	55,092	1,954,113
Patterson-UTI Energy, Inc.	116,597	1,262,746
Solaris Energy Infrastructure, Inc., Class A	17,636	996,610
Tidewater, Inc.(a)(b)	24,983	2,087,330
Weatherford International PLC	13,758	1,301,232
		13,165,272
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)(b)	129,174	126,590
Cinemark Holdings, Inc.	40,225	1,147,217
IMAX Corp.(a)	16,113	612,455
Playstudios, Inc., Class A(a)(b)	171,528	80,481
Reservoir Media, Inc.(a)	22,001	215,390
Roku, Inc., Class A(a)	2,974	281,400
		2,463,533
Financial Services — 0.6%
Affirm Holdings, Inc., Class A(a)	2,042	93,565
Banco Latinoamericano de Comercio Exterior SA, Class E	10,614	542,163
Pagseguro Digital Ltd., Class A	22,314	223,586
Remitly Global, Inc.(a)	96,668	1,514,788
StoneCo Ltd., Class A(a)	82,377	1,163,163
Velocity Financial, Inc.(a)	20,813	376,507
		3,913,772
Food Products — 0.3%
Cal-Maine Foods, Inc.	11,238	889,488
Marzetti Co. (The)	6,221	860,551
Vital Farms, Inc.(a)	18,129	255,981
		2,006,020
Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	10,736	424,287
ONE Gas, Inc.	28,405	2,446,522
Southwest Gas Holdings, Inc.	15,921	1,383,535
		4,254,344
Ground Transportation — 0.1%
Knight-Swift Transportation Holdings, Inc.	6,144	353,772
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.(a)	211,155	81,949
Alphatec Holdings, Inc.(a)	49,015	533,283
AtriCure, Inc.(a)	11,916	339,964
Cerus Corp.(a)	817,277	1,487,444
ClearPoint Neuro, Inc.(a)	24,884	226,445
Enovis Corp.(a)	23,597	536,832
Glaukos Corp.(a)	25,590	2,755,020
Haemonetics Corp.(a)	4,384	247,082
Inogen, Inc.(a)	7	43
Inspire Medical Systems, Inc.(a)	3,838	197,964
iRadimed Corp.	28,632	2,756,116
62026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
IRhythm Holdings, Inc.(a)	15,284	$ 1,803,818
Lantheus Holdings, Inc.(a)	11,401	864,766
Merit Medical Systems, Inc.(a)	8,112	559,160
NeuroPace, Inc.(a)	45,882	603,348
Novocure Ltd.(a)	85,790	935,111
PROCEPT BioRobotics Corp.(a)	19,910	497,949
SI-BONE, Inc.(a)	22,981	290,250
Tandem Diabetes Care, Inc.(a)	25,940	497,270
TransMedics Group, Inc.(a)	16,066	1,597,121
Varex Imaging Corp.(a)	19,271	204,465
		17,015,400
Health Care Providers & Services — 5.2%
Addus HomeCare Corp.(a)	17,503	1,639,156
Aveanna Healthcare Holdings, Inc.(a)	65,589	422,393
BrightSpring Health Services, Inc.(a)	47,065	2,005,440
Brookdale Senior Living, Inc.(a)	24,219	331,316
Castle Biosciences, Inc.(a)	8,130	199,592
Chemed Corp.	1,175	443,845
Chrome Holding Co.(a)	7	25
Clover Health Investments Corp., Class A(a)(b)	170,237	299,617
CorVel Corp.(a)	22,260	1,216,509
Encompass Health Corp.	30,510	2,951,232
Ensign Group, Inc. (The)	29,040	5,851,560
GeneDx Holdings Corp., Class A(a)	7,095	455,641
Guardant Health, Inc.(a)	53,641	4,954,819
HealthEquity, Inc.(a)	22,175	1,853,165
Henry Schein, Inc.(a)	14,213	1,047,498
Hims & Hers Health, Inc., Class A(a)(b)	97,595	2,026,072
Hinge Health, Inc., Class A(a)	17,499	674,761
InfuSystem Holdings, Inc.(a)	22,912	211,478
LifeStance Health Group, Inc.(a)	140,613	895,705
Nutex Health, Inc.(a)	1,610	153,014
Option Care Health, Inc.(a)	38,949	1,048,507
PACS Group, Inc.(a)	24,104	774,220
Pennant Group, Inc. (The)(a)	15,605	475,640
Privia Health Group, Inc.(a)	82,384	1,694,639
Progyny, Inc.(a)	20,645	350,552
RadNet, Inc.(a)	24,826	1,387,525
Viemed Healthcare, Inc.(a)	169,637	1,562,357
		34,926,278
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	10,048	466,428
Janus Living, Inc., Class A(a)	10,692	252,011
		718,439
Health Care Technology — 0.3%
Doximity, Inc., Class A(a)	10,974	255,694
Evolent Health, Inc., Class A(a)	82,332	187,717
Phreesia, Inc.(a)	65,975	552,871
Schrodinger, Inc.(a)(b)	59,862	680,032
		1,676,314
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	96,221	1,843,594
Hotels, Restaurants & Leisure — 1.9%
Aramark	55,654	2,256,213
Brinker International, Inc.(a)	18,711	2,671,370
Dutch Bros, Inc., Class A(a)	11,113	562,985
Genius Sports Ltd.(a)	87,155	386,097
Life Time Group Holdings, Inc.(a)	37,805	1,018,467
Lindblad Expeditions Holdings, Inc.(a)	41,867	724,299
Rush Street Interactive, Inc., Class A(a)	56,591	1,230,854
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A(a)	12,013	$ 1,062,790
Six Flags Entertainment Corp.(a)	16,959	301,022
Super Group SGHC Ltd.	38,728	418,262
Travel + Leisure Co.	32,096	2,220,722
		12,853,081
Household Durables — 0.8%
Cavco Industries, Inc.(a)	2,012	974,392
Champion Homes, Inc.(a)	20,529	1,526,742
Installed Building Products, Inc.	11,542	3,060,361
		5,561,495
Household Products — 0.1%
Central Garden & Pet Co.(a)	10,959	402,962
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	11,928	168,066
Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A(b)	10,452	330,701
Insurance — 2.2%
American Financial Group, Inc.	5,642	720,540
Crawford & Co., Class A, NVS	42,091	419,647
F&G Annuities & Life, Inc.	23,086	584,538
HCI Group, Inc.	5,471	845,871
Heritage Insurance Holdings, Inc.(a)	13,020	341,775
Investors Title Co.	1	217
Lemonade, Inc.(a)	30,927	1,938,504
Mercury General Corp.	11,673	1,028,975
Oscar Health, Inc., Class A(a)(b)	116,092	1,331,575
Palomar Holdings, Inc.(a)	21,215	2,535,193
Root, Inc., Class A(a)	9,520	420,498
Skyward Specialty Insurance Group, Inc.(a)	38,722	1,691,377
Stewart Information Services Corp.	12,965	798,385
Tiptree, Inc.	30,168	510,443
Trupanion, Inc.(a)	23,190	593,896
Universal Insurance Holdings, Inc.	27,320	933,251
		14,694,685
Interactive Media & Services — 0.6%
EverQuote, Inc., Class A(a)	48,838	753,082
fuboTV, Inc., Class A(a)(b)	19,939	188,623
Grindr, Inc.(a)	14,223	171,956
MediaAlpha, Inc., Class A(a)	17,977	167,186
Pinterest, Inc., Class A(a)	14,080	258,227
QuinStreet, Inc.(a)	115,105	1,382,411
Yelp, Inc.(a)	25,800	638,292
ZipRecruiter, Inc., Class A(a)	230,309	423,769
		3,983,546
IT Services — 0.6%
Applied Digital Corp.(a)(b)	69,169	1,642,072
DigitalOcean Holdings, Inc.(a)	17,370	1,489,999
Grid Dynamics Holdings, Inc., Class A(a)	77,516	441,841
Information Services Group, Inc.	63,861	245,226
		3,819,138
Leisure Products — 0.0%
Brunswick Corp.	4,294	312,431
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.(a)	70,470	978,124
CryoPort, Inc.(a)	24,719	204,673
MaxCyte, Inc.(a)	125,224	87,970
Tempus AI, Inc., Class A(a)(b)	11,005	497,646
		1,768,413
Schedule of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 5.0%
Atmus Filtration Technologies, Inc.	54,710	$ 3,105,887
Blue Bird Corp.(a)(b)	19,524	1,108,768
CECO Environmental Corp.(a)	13,296	792,176
Chart Industries, Inc.(a)	17,468	3,611,509
Crane Co.	7,325	1,252,575
Donaldson Co., Inc.	15,530	1,318,031
Energy Recovery, Inc.(a)	64,635	650,875
ESCO Technologies, Inc.	13,984	3,934,678
Federal Signal Corp.	29,788	3,221,274
Franklin Electric Co., Inc.	25,321	2,333,837
Graham Corp.(a)	4,920	388,286
Kadant, Inc.	1,028	300,536
Kennametal, Inc.	21,890	790,886
Mueller Industries, Inc.	11,093	1,229,104
Mueller Water Products, Inc., Class A	55,188	1,517,118
SPX Technologies, Inc.(a)	19,434	3,885,634
Trinity Industries, Inc.	34,619	1,114,039
Watts Water Technologies, Inc., Class A	8,936	2,594,031
		33,149,244
Marine Transportation — 0.6%
Genco Shipping & Trading Ltd.	37,763	851,556
Kirby Corp.(a)	11,592	1,540,345
Matson, Inc.	10,750	1,762,355
		4,154,256
Media — 0.2%
Magnite, Inc.(a)	67,603	803,123
Versant Media Group, Inc.(a)	14,935	552,894
		1,356,017
Metals & Mining — 3.1%
Alpha Metallurgical Resources, Inc.(a)	7,904	1,622,454
Century Aluminum Co.(a)	43,539	2,555,304
Cleveland-Cliffs, Inc.(a)	114,556	967,998
Coeur Mining, Inc.(a)	209,855	3,938,978
Constellium SE, Class A(a)	79,277	1,948,629
Contango Silver & Gold, Inc.(a)	13,516	253,425
Hecla Mining Co.	80,306	1,496,101
Idaho Strategic Resources, Inc.(a)	12,576	403,941
Ivanhoe Electric, Inc.(a)	19,371	228,965
Kaiser Aluminum Corp.	16,021	1,930,691
Materion Corp.	3,596	520,161
NioCorp Developments Ltd.(a)	37,673	168,022
Novagold Resources, Inc.(a)	121,533	1,091,366
Perpetua Resources Corp.(a)	32,603	916,796
Ramaco Resources, Inc., Class A(a)	47,283	730,995
Ryerson Holding Corp.	21,361	480,195
United States Antimony Corp.(a)(b)	49,057	428,268
USA Rare Earth, Inc., Class A(a)	18,362	277,909
Warrior Met Coal, Inc.	8,518	793,452
		20,753,650
Multi-Utilities — 0.1%
Avista Corp.	14,569	584,800
Oil, Gas & Consumable Fuels — 1.8%
Ardmore Shipping Corp.	20,718	315,950
Centrus Energy Corp., Class A(a)(b)	5,812	1,008,905
Chord Energy Corp.	5,175	735,781
CVR Energy, Inc.(a)	21,216	713,918
Delek U.S. Holdings, Inc.	37,327	1,682,328
DHT Holdings, Inc.	34,171	624,304
Energy Fuels, Inc.(a)(b)	34,422	628,202
HF Sinclair Corp.	4,742	295,853
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A	33,181	$ 1,047,524
Par Pacific Holdings, Inc.(a)	11,915	746,356
PBF Energy, Inc., Class A	5,496	261,720
Sable Offshore Corp., Class A(a)(b)	21,052	347,779
Scorpio Tankers, Inc.	11,094	828,278
Uranium Energy Corp.(a)	213,504	2,882,304
		12,119,202
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(a)	40,945	1,505,957
American Airlines Group, Inc.(a)(b)	16,659	178,918
Joby Aviation, Inc., Class A(a)(b)	268,475	2,217,604
SkyWest, Inc.(a)	24,156	2,218,245
		6,120,724
Personal Care Products — 0.0%
Niagen Bioscience, Inc.(a)	36,069	159,064
Pharmaceuticals — 2.3%
Amylyx Pharmaceuticals, Inc.(a)	38,320	532,648
Arvinas, Inc.(a)	70,691	749,325
Atea Pharmaceuticals, Inc.(a)	142,903	768,818
Axsome Therapeutics, Inc.(a)	16,456	2,781,393
Collegium Pharmaceutical, Inc.(a)	9,301	307,584
Crinetics Pharmaceuticals, Inc.(a)	25,642	931,317
Edgewise Therapeutics, Inc.(a)	16,984	534,996
Enliven Therapeutics, Inc.(a)	10,407	407,954
Fulcrum Therapeutics, Inc.(a)	46,810	359,033
Harmony Biosciences Holdings, Inc.(a)	39,032	1,093,286
Indivior Pharmaceuticals, Inc.(a)	27,394	834,969
Liquidia Corp.(a)	18,788	709,059
Neumora Therapeutics, Inc.(a)	117,013	228,175
Nuvation Bio, Inc., Class A(a)	55,106	236,405
Ocular Therapeutix, Inc.(a)	99,122	839,563
Omeros Corp.(a)	18,746	197,958
Tarsus Pharmaceuticals, Inc.(a)	15,403	1,080,520
Theravance Biopharma, Inc.(a)	53,469	867,802
Trevi Therapeutics, Inc.(a)(b)	71,076	847,937
WaVe Life Sciences Ltd.(a)	79,266	574,679
Xeris Biopharma Holdings, Inc.(a)	71,107	412,421
		15,295,842
Professional Services — 2.2%
CRA International, Inc.	6,238	1,009,807
ExlService Holdings, Inc.(a)	99,765	3,037,844
Exponent, Inc.	21,235	1,385,584
IBEX Holdings Ltd.(a)	28,155	755,117
Innodata, Inc.(a)(b)	8,996	347,425
KBR, Inc.	49,635	1,829,546
Kforce, Inc.	1	29
Maximus, Inc.	13,156	843,300
Planet Labs PBC, Class A(a)	125,204	3,499,452
Verra Mobility Corp., Class A(a)	86,841	1,240,958
Willdan Group, Inc.(a)	9,878	756,260
		14,705,322
Real Estate Management & Development — 0.2%
Compass, Inc., Class A(a)	173,271	1,266,611
RMR Group, Inc. (The), Class A	6	93
		1,266,704
Retail REITs — 0.2%
Agree Realty Corp.	14,504	1,093,312
Semiconductors & Semiconductor Equipment — 5.6%
Aehr Test Systems(a)	10,770	399,352
82026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ambarella, Inc.(a)	24,979	$ 1,285,794
Amkor Technology, Inc.	30,161	1,358,150
Cirrus Logic, Inc.(a)	6,773	979,511
Credo Technology Group Holding Ltd.(a)	80,715	7,576,717
FormFactor, Inc.(a)	34,943	3,389,121
Impinj, Inc.(a)	10,544	1,082,869
Kulicke & Soffa Industries, Inc.	25,254	1,659,693
Lattice Semiconductor Corp.(a)	1,935	179,491
MaxLinear, Inc.(a)	28,363	493,233
Onto Innovation, Inc.(a)	7,912	1,622,514
Power Integrations, Inc.	9,156	468,787
Rambus, Inc.(a)	52,287	4,498,251
Rigetti Computing, Inc.(a)(b)	112,229	1,575,695
Semtech Corp.(a)	40,982	3,151,106
Silicon Laboratories, Inc.(a)	10,797	2,247,395
SiTime Corp.(a)	9,758	3,369,925
SkyWater Technology, Inc.(a)	12,464	341,638
Skyworks Solutions, Inc.	29,484	1,578,868
		37,258,110
Software — 6.4%
8x8, Inc.(a)	153,888	255,454
A10 Networks, Inc.	44,297	1,024,147
ACI Worldwide, Inc.(a)	39,700	1,628,097
Agilysys, Inc.(a)	4,243	301,847
Alarm.com Holdings, Inc.(a)	30,354	1,310,989
Amplitude, Inc., Class A(a)	116,626	795,389
Asana, Inc., Class A(a)	31,110	199,104
Bitdeer Technologies Group, Class A(a)(b)	24,031	207,868
Blend Labs, Inc., Class A(a)	100,906	171,540
Box, Inc., Class A(a)	89,637	2,119,019
Braze, Inc., Class A(a)	25,149	593,768
C3.ai, Inc., Class A(a)(b)	117,805	991,918
Clear Secure, Inc., Class A	23,748	1,149,641
Clearwater Analytics Holdings, Inc., Class A(a)	123,990	2,932,364
Commvault Systems, Inc.(a)	14,598	1,137,038
Core Scientific, Inc.(a)	57,917	866,438
Digital Turbine, Inc.(a)	59,190	170,467
D-Wave Quantum, Inc.(a)(b)	136,660	1,972,004
Elastic NV(a)	5,233	261,598
Freshworks, Inc., Class A(a)	25,679	206,202
Guidewire Software, Inc.(a)	4,280	640,117
Intapp, Inc.(a)	33,012	848,078
InterDigital, Inc.	11,431	3,452,162
Manhattan Associates, Inc.(a)	11,877	1,581,066
Netskope, Inc., Class A(a)(b)	58,246	494,509
Ooma, Inc.(a)	127,128	1,849,712
Pagaya Technologies Ltd., Class A(a)	40,080	466,932
Porch Group, Inc.(a)	70,017	502,022
Progress Software Corp.(a)	16,803	430,997
Q2 Holdings, Inc.(a)	31,722	1,500,451
Qualys, Inc.(a)	17,461	1,533,949
Red Violet, Inc.(a)	24,337	842,060
Rezolve AI PLC(a)	82,203	210,440
RingCentral, Inc., Class A	18,679	694,672
Rubrik, Inc., Class A(a)	5,155	252,440
SoundHound AI, Inc., Class A(a)(b)	146,936	1,009,450
SoundThinking, Inc.(a)(b)	43,857	290,333
Sprout Social, Inc., Class A(a)	80,806	460,594
Tenable Holdings, Inc.(a)	94,261	1,594,425
Terawulf, Inc.(a)(b)	110,777	1,598,512
Varonis Systems, Inc.(a)	35,197	755,680
Workiva, Inc., Class A(a)	24,184	1,442,092
Security	Shares	Value
Software (continued)
Xperi, Inc.(a)	49,523	$ 277,329
Zeta Global Holdings Corp., Class A(a)	96,950	1,543,444
		42,566,358
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A(a)	21,526	1,966,831
American Eagle Outfitters, Inc.	21,716	362,657
Boot Barn Holdings, Inc.(a)	18,652	2,729,907
EVgo, Inc., Class A(a)	78,797	135,531
Five Below, Inc.(a)	1,317	300,908
Gap, Inc. (The)	7,387	178,765
Group 1 Automotive, Inc.	3,283	1,085,458
Haverty Furniture Cos., Inc.	14,987	317,425
Murphy U.S.A., Inc.	733	362,080
Penske Automotive Group, Inc.	1,154	172,546
RealReal, Inc. (The)(a)	32,946	299,150
Revolve Group, Inc., Class A(a)	34,698	784,522
Sonic Automotive, Inc., Class A	12,949	887,913
ThredUp, Inc., Class A(a)	84,417	276,888
Urban Outfitters, Inc.(a)	24,922	1,578,809
Victoria’s Secret & Co.(a)(b)	14,554	674,723
Warby Parker, Inc., Class A(a)	9,936	209,351
		12,323,464
Technology Hardware, Storage & Peripherals — 0.8%
IonQ, Inc.(a)(b)	144,128	4,155,210
Quantum Computing, Inc.(a)	66,510	455,593
Sandisk Corp.(a)	808	513,355
		5,124,158
Textiles, Apparel & Luxury Goods — 0.1%
Figs, Inc., Class A(a)	21,718	320,775
Kontoor Brands, Inc.	8,515	598,519
		919,294
Tobacco — 0.1%
Turning Point Brands, Inc.	3,908	339,175
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	7,931	2,104,253
DNOW, Inc.(a)	24,202	288,246
DXP Enterprises, Inc.(a)	5,131	716,955
EVI Industries, Inc.	11,382	234,241
Global Industrial Co.	29,868	941,439
Herc Holdings, Inc.	12,685	1,262,792
Karat Packaging, Inc.	18,998	530,424
McGrath RentCorp	3,156	348,044
Rush Enterprises, Inc., Class A	24,599	1,626,240
Xometry, Inc., Class A(a)	18,540	757,173
		8,809,807
Total Common Stocks — 98.9% (Cost: $545,834,351)		660,957,407
Preferred Securities
Preferred Stocks — 0.1%
Software — 0.1%
Illumio, Inc., Series C, (Acquired 03/10/15, cost $1,000,317)(a)(c)(d)	311,155	696,987
Schedule of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, (Acquired 12/16/15, cost $0)(a)(d)	8,264	$ —
Series 8, (a)	192,156	2
		2
Total Preferred Securities — 0.1% (Cost: $2,175,301)		696,989
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(c)	18,964	9,672
Akero Therapeutics, Inc., CVR(a)(c)	30,828	20,347
Albireo Pharma Inc., CVR(a)(c)	7,975	29,428
Blueprint Medicines Corp., CVR(a)(c)	27,959	27,959
Chinook Therapeutics, Inc., CVR(a)(c)	7,289	1,239
Flexion Therapeutics, Inc., CVR(a)(c)	33,053	5,288
Inhibrx, Inc., CVR(a)(c)	196	325
Poseida Therapeutics, Inc., CVR(a)(c)	8,645	12,622
Prevail Therapeutics, Inc., CVR(a)(c)	10,004	5,002
		111,882
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)(b)	36,363	21,818
Total Rights — 0.0% (Cost: $ —)		133,700
Total Long-Term Investments — 99.0% (Cost: $548,009,652)		661,788,096
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(e)(f)(g)	28,925,545	$ 28,931,330
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(e)(f)	6,625,354	6,625,354
Total Short-Term Securities — 5.3% (Cost: $35,558,538)		35,556,684
Total Investments — 104.3% (Cost: $583,568,190)		697,344,780
Liabilities in Excess of Other Assets — (4.3)%		(29,064,201)
Net Assets — 100.0%		$ 668,280,579

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $696,987, representing 0.1% of its net assets as of period end, and an original cost of $1,000,317.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 47,278,242	$ —	$ (18,336,829)(a)	$ (2,164)	$ (7,919)	$ 28,931,330	28,925,545	$ 102,968 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,844,866	780,488 (a)	—	—	—	6,625,354	6,625,354	134,900	—
				$ (2,164)	$ (7,919)	$ 35,556,684		$ 237,868	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
102026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	59	06/18/26	$ 7,411	$ (32,449)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 32,449	$ —	$ —	$ —	$ 32,449

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (172,748)	$ —	$ —	$ —	$ (172,748)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (47,944)	$ —	$ —	$ —	$ (47,944)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 7,265,145

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 660,957,407	$ —	$ —	$ 660,957,407
Preferred Securities	—	2	696,987	696,989
Rights	21,818	—	111,882	133,700
Short-Term Securities
Money Market Funds	35,556,684	—	—	35,556,684
	$ 696,535,909	$ 2	$ 808,869	$ 697,344,780
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (32,449)	$ —	$ —	$ (32,449)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
122026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
March 31, 2026

BlackRock Advantage Small Cap Growth Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 661,788,096
Investments, at value — affiliated(c)	35,556,684
Cash pledged:
Futures contracts	639,000
Foreign currency, at value(d)	13,973
Receivables:
Investments sold	2,785,577
Securities lending income — affiliated	12,233
Capital shares sold	1,728,219
Dividends — unaffiliated	90,463
Dividends — affiliated	21,805
From the Manager	48,113
Variation margin on futures contracts	247,800
Prepaid expenses	52,630
Total assets	702,984,593
LIABILITIES
Collateral on securities loaned	28,931,190
Payables:
Investments purchased	2,926,371
Administration fees	24,163
Capital shares redeemed	2,131,719
Investment advisory fees	191,209
Trustees’ and Officer’s fees	2,062
Other accrued expenses	358,360
Other affiliate fees	5,719
Professional fees	91,593
Service and distribution fees	41,628
Total liabilities	34,704,014
Commitments and contingent liabilities
NET ASSETS	$ 668,280,579
NET ASSETS CONSIST OF:
Paid-in capital	$ 549,623,243
Accumulated earnings	118,657,336
NET ASSETS	$ 668,280,579
(a) Investments, at cost — unaffiliated	$ 548,009,652
(b) Securities loaned, at value	$ 30,314,056
(c) Investments, at cost — affiliated	$ 35,558,538
(d) Foreign currency, at cost	$ 12,921

Statement of Assets and Liabilities

Statement of Assets and Liabilities (unaudited) (continued)
March 31, 2026
BlackRock Advantage Small Cap Growth Fund
NET ASSET VALUE
Institutional
Net assets	$ 400,287,302
Shares outstanding	16,559,852
Net asset value	$ 24.17
Shares authorized	Unlimited
Par value	$ 0.001
Investor A
Net assets	$ 174,694,449
Shares outstanding	11,523,823
Net asset value	$ 15.16
Shares authorized	Unlimited
Par value	$ 0.001
Class K
Net assets	$ 84,521,223
Shares outstanding	3,496,708
Net asset value	$ 24.17
Shares authorized	Unlimited
Par value	$ 0.001
Class R
Net assets	$ 8,777,605
Shares outstanding	580,098
Net asset value	$ 15.13
Shares authorized	Unlimited
Par value	$ 0.001
See notes to financial statements.
142026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended March 31, 2026

BlackRock Advantage Small Cap Growth Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 1,588,511
Dividends — affiliated	134,900
Securities lending income — affiliated — net	102,968
Foreign taxes withheld	(2,053)
Total investment income	1,824,326
EXPENSES
Investment advisory	1,541,674
Transfer agent — class specific	501,641
Service and distribution — class specific	247,741
Administration	143,271
Professional	82,994
Custodian	79,236
Administration — class specific	68,527
Registration	39,799
Accounting services	36,534
Printing and postage	17,134
Trustees and Officer	4,692
Miscellaneous	21,707
Total expenses	2,784,950
Less:
Administration fees waived by the Manager — class specific	(68,528)
Fees waived and/or reimbursed by the Manager	(425,101)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(349,914)
Total expenses after fees waived and/or reimbursed	1,941,407
Net investment loss	(117,081)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	28,135,640
Investments — affiliated	(2,164)
Futures contracts	(172,748)
Foreign currency transactions	4
27,960,732
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(29,230,840)
Investments — affiliated	(7,919)
Futures contracts	(47,944)
Foreign currency translations	(229)
(29,286,932)
Net realized and unrealized loss	(1,326,200)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,443,281)
See notes to financial statements.
Statement of Operations

Statements of Changes in Net Assets

	BlackRock Advantage Small Cap Growth Fund
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$ (117,081)	$ (37,129)
Net realized gain	27,960,732	38,642,756
Net change in unrealized appreciation (depreciation)	(29,286,932)	39,295,460
Net increase (decrease) in net assets resulting from operations	(1,443,281)	77,901,087
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(456,983)	(950,750)
Investor A	—	(297,001)
Class K	(119,117)	(147,452)
Decrease in net assets resulting from distributions to shareholders	(576,100)	(1,395,203)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,576,821	(25,612,829)
NET ASSETS
Total increase in net assets	12,557,440	50,893,055
Beginning of period	655,723,139	604,830,084
End of period	$ 668,280,579	$ 655,723,139

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
162026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Growth Fund
Institutional
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 24.24	$ 21.40	$ 16.58	$ 15.04	$ 25.11	$ 19.86
Net investment income(a)	0.00 (b)	0.01	0.04	0.04	0.04	0.01
Net realized and unrealized gain (loss)	(0.04)	2.88	4.83	1.57	(6.20)	6.54
Net increase (decrease) from investment operations	(0.04)	2.89	4.87	1.61	(6.16)	6.55
Distributions(c)
From net investment income	(0.03)	(0.05)	(0.05)	(0.07)	—	(0.01)
From net realized gain	—	—	—	—	(3.91)	(1.29)
Total distributions	(0.03)	(0.05)	(0.05)	(0.07)	(3.91)	(1.30)
Net asset value, end of period	$ 24.17	$ 24.24	$ 21.40	$ 16.58	$ 15.04	$ 25.11
Total Return(d)
Based on net asset value	(0.18)%(e)	13.54%	29.42%	10.72%	(29.20)%	33.89%
Ratios to Average Net Assets(f)
Total expenses	0.76%(g)	0.77%	0.79%	0.82%	0.71%	0.68%
Total expenses after fees waived and/or reimbursed	0.50%(g)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.03%(g)	0.06%	0.23%	0.23%	0.22%	0.04%
Supplemental Data
Net assets, end of period (000)	$ 400,287	$ 409,076	$ 381,437	$ 304,607	$ 300,391	$ 743,578
Portfolio turnover rate	60%	144%	148%	133%	102%	125%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Growth Fund (continued)
Investor A
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 15.20	$ 13.45	$ 10.43	$ 9.50	$ 17.27	$ 14.01
Net investment income (loss)(a)	(0.02)	(0.03)	(0.00)(b)	(0.00)(b)	0.00 (c)	(0.04)
Net realized and unrealized gain (loss)	(0.02)	1.80	3.04	0.98	(3.90)	4.57
Net increase (decrease) from investment operations	(0.04)	1.77	3.04	0.98	(3.90)	4.53
Distributions(d)
From net investment income	—	(0.02)	(0.02)	(0.05)	—	—
From net realized gain	—	—	—	—	(3.87)	(1.27)
Total distributions	—	(0.02)	(0.02)	(0.05)	(3.87)	(1.27)
Net asset value, end of period	$ 15.16	$ 15.20	$ 13.45	$ 10.43	$ 9.50	$ 17.27
Total Return(e)
Based on net asset value	(0.26)%(f)	13.21%	29.20%	10.32%	(29.32)%	33.54%
Ratios to Average Net Assets(g)
Total expenses	1.01%(h)	1.02%	1.04%	1.06%	0.97%	0.96%
Total expenses after fees waived and/or reimbursed	0.75%(h)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.22)%(h)	(0.19)%	(0.01)%	(0.02)%	0.01%	(0.21)%
Supplemental Data
Net assets, end of period (000)	$ 174,694	$ 175,389	$ 165,783	$ 148,563	$ 149,192	$ 225,211
Portfolio turnover rate	60%	144%	148%	133%	102%	125%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
182026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Growth Fund (continued)
Class K
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 24.24	$ 21.40	$ 16.58	$ 15.05	$ 25.11	$ 19.86
Net investment income(a)	0.01	0.02	0.05	0.05	0.06	0.02
Net realized and unrealized gain (loss)	(0.04)	2.88	4.83	1.57	(6.20)	6.54
Net increase (decrease) from investment operations	(0.03)	2.90	4.88	1.62	(6.14)	6.56
Distributions(b)
From net investment income	(0.04)	(0.06)	(0.06)	(0.09)	—	(0.02)
From net realized gain	—	—	—	—	(3.92)	(1.29)
Total distributions	(0.04)	(0.06)	(0.06)	(0.09)	(3.92)	(1.31)
Net asset value, end of period	$ 24.17	$ 24.24	$ 21.40	$ 16.58	$ 15.05	$ 25.11
Total Return(c)
Based on net asset value	(0.14)%(d)	13.59%	29.48%	10.72%	(29.12)%	33.94%
Ratios to Average Net Assets(e)
Total expenses	0.60%(f)	0.61%	0.64%	0.65%	0.57%	0.56%
Total expenses after fees waived and/or reimbursed	0.45%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.08%(f)	0.11%	0.28%	0.28%	0.33%	0.08%
Supplemental Data
Net assets, end of period (000)	$ 84,521	$ 62,921	$ 50,329	$ 38,981	$ 34,153	$ 36,442
Portfolio turnover rate	60%	144%	148%	133%	102%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Advantage Small Cap Growth Fund (continued)
Class R
	Six Months Ended 03/31/26 (unaudited)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of period	$ 15.19	$ 13.45	$ 10.44	$ 9.50	$ 17.26	$ 13.99
Net investment loss(a)	(0.04)	(0.06)	(0.03)	(0.03)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	(0.02)	1.80	3.04	0.99	(3.92)	4.57
Net increase (decrease) from investment operations	(0.06)	1.74	3.01	0.96	(3.95)	4.49
Distributions(b)
From net investment income	—	—	—	(0.02)	—	—
From net realized gain	—	—	—	—	(3.81)	(1.22)
Total distributions	—	—	—	(0.02)	(3.81)	(1.22)
Net asset value, end of period	$ 15.13	$ 15.19	$ 13.45	$ 10.44	$ 9.50	$ 17.26
Total Return(c)
Based on net asset value	(0.40)%(d)	12.94%	28.83%	10.14%	(29.57)%	33.25%
Ratios to Average Net Assets(e)
Total expenses	1.32%(f)	1.34%	1.34%	1.35%	1.29%	1.26%
Total expenses after fees waived and/or reimbursed	1.00%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.47)%(f)	(0.44)%	(0.26)%	(0.27)%	(0.25)%	(0.45)%
Supplemental Data
Net assets, end of period (000)	$ 8,778	$ 8,336	$ 7,281	$ 6,901	$ 6,797	$ 11,713
Portfolio turnover rate	60%	144%	148%	133%	102%	125%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
202026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Advantage Small Cap Growth Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
222026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Capital, Inc.	$ 39,518	$ (39,518)	$ —	$ —
BofA Securities, Inc.	1,169,986	(1,155,927)	—	14,059
Citigroup Global Markets, Inc.	2,978,418	(2,834,418)	—	144,000
Goldman Sachs & Co. LLC	1,821,200	(1,732,255)	—	88,945
J.P. Morgan Securities LLC	7,697,449	(7,466,456)	—	230,993
Morgan Stanley	14,778,351	(13,990,377)	—	787,974
National Financial Services LLC	538,602	(519,275)	—	19,327 (b)
State Street Bank & Trust Co.	1,094,203	(1,020,306)	—	73,897
TD Securities (USA) LLC	196,329	(172,400)	—	23,929 (b)
	$ 30,314,056	$ (28,930,932)	$ —	$ 1,383,124

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
242026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.45%
$1 billion — $3 billion	0.42
$3 billion — $5 billion	0.41
$5 billion — $10 billion	0.39
Greater than $10 billion	0.38
Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Class R	0.25	0.25%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Class R	Total
Service and distribution — class specific	$225,626	$22,115	$247,741
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Class R	Total
Administration — class specific	$41,839	$18,041	$7,764	$883	$68,527
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2026, the Fund paid $13,654 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Class R	Total
Reimbursed amounts	$ 1,555	$ 11,900	$ 264	$ 198	$ 13,917
For the six months ended March 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Class R	Total
Transfer agent — class specific	$ 337,211	$ 150,148	$ 4,338	$ 9,944	$ 501,641
Other Fees: For the six months ended March 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $5,916.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
For the six months ended March 31, 2026, affiliates received CDSCs of $415 for Investor A Shares.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2026, the amount waived was $2,723.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Institutional	Investor A	Class K	Class R
0.50%	0.75%	0.45%	1.00%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2026, the Manager waived and/or reimbursed investment advisory fees of $422,378, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Class R	Total
Administration fees waived by the Manager — class specific	$ 41,839	$ 18,041	$ 7,764	$ 884	$ 68,528
Transfer agent fees waived and/or reimbursed by the Manager — class specific	232,631	105,187	4,338	7,758	349,914
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for the Fund for the calendar year ended December 31, 2025.
262026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended March 31, 2026, the Fund paid BIM $23,956 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Purchases	Sales	Net Realized Gain
$ 14,396,273	$21,968,884	$637,723
7.
PURCHASES AND SALES
For the six months ended March 31, 2026, purchases and sales of investments, excluding short-term securities, were $420,813,347 and $407,398,823, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of September 30, 2025, the Fund had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
Advantage Small Cap Growth	$ (10,373,069)

(a)	Amounts available to offset future realized capital gains.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Amounts
Tax cost	$ 596,041,303
Gross unrealized appreciation	$ 153,025,691
Gross unrealized depreciation	(51,754,663)
Net unrealized appreciation (depreciation)	$ 101,271,028

9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2026, the Fund did not borrow under the credit agreement.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
282026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 03/31/26		Year Ended 09/30/25
Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,582,782	$39,800,098	3,280,039	$69,571,040
Shares issued in reinvestment of distributions	15,696	397,742	36,891	828,941
Shares redeemed	(1,917,314)	(48,226,602)	(4,265,020)	(90,823,237)
	(318,836)	$(8,028,762)	(948,090)	$(20,423,256)
Investor A
Shares sold and automatic conversion of shares	1,025,752	$16,145,060	2,031,653	$27,604,036
Shares issued in reinvestment of distributions	—	—	20,472	289,070
Shares redeemed	(1,039,047)	(16,364,921)	(2,844,689)	(38,346,499)
	(13,295)	$(219,861)	(792,564)	$(10,453,393)
Class K
Shares sold	1,473,547	$36,779,105	943,380	$20,029,006
Shares issued in reinvestment of distributions	4,408	111,704	6,136	137,817
Shares redeemed	(576,991)	(14,565,507)	(705,582)	(15,096,136)
	900,964	$22,325,302	243,934	$5,070,687
Class R
Shares sold	89,354	$1,414,616	245,549	$3,345,872
Shares redeemed	(57,948)	(914,474)	(238,285)	(3,152,739)
	31,406	$500,142	7,264	$193,133
	600,239	$14,576,821	(1,489,456)	$(25,612,829)
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 9, 2026, the credit agreement was extended until April 2027 under substantially similar terms.
Notes to Financial Statements

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
302026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
322026 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: May 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: May 22, 2026